Average Annual Total Returns		12 Months Ended	26 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025 [1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	25.47%
Kingsbarn Dividend Opportunity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(16.92%)	0.65%
Performance Inception Date	Nov. 02, 2023
Kingsbarn Dividend Opportunity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions
Average Annual Return, Percent		(21.75%)	(4.94%)
Kingsbarn Dividend Opportunity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(9.71%)	(1.40%)

[1]	The Fund commenced operations on November 2, 2023.